PRINCIPAL ACCOUNTING POLICIES - Provision for credit losses sensitivity analysis (Details) - Credit loss of Loan recognized as a result of payment under the guarantee ¥ in Thousands	12 Months Ended
Mar. 31, 2022 CNY (¥)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Basis Point Change, favorable (as a percent)	100.00%
Increase/(Decrease), favorable	¥ 1,312
Increase/(Decrease), adverse	¥ (3,790)